Quarterly Results (unaudited)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (unaudited)

(N) Quarterly Results (unaudited)

	For the Years Ended March 31,
	2016	2015
	(dollars in thousands, except per share data)
First Quarter -
Revenues	$284,963	$266,251
Gross Profit	61,097	56,401
Earnings Before Income Taxes	55,885	55,786
Net Earnings	37,762	37,710
Diluted Earnings Per Share	$0.75	$0.75
Second Quarter -
Revenues	$328,988	$284,808
Gross Profit	44,294	75,061
Earnings Before Income Taxes	42,840	74,577
Net Earnings	29,819	50,319
Diluted Earnings Per Share	$0.59	$1.00
Third Quarter -
Revenues	$277,409	$291,529
Gross Profit	68,865	79,149
Earnings Before Income Taxes	68,205	77,866
Net Earnings	45,848	52,030
Diluted Earnings Per Share	$0.92	$1.03
Fourth Quarter -
Revenues	$252,132	$223,780
Gross Profit	57,361	43,522
Earnings Before Income Taxes	52,322	44,698
Net Earnings	39,163	46,794
Diluted Earnings Per Share	$0.80	$0.93

The fourth quarter of fiscal 2016 was adversely impacted approximately $6.6 million, $4.1 million and $1.0 million related to impairment of customer contract intangibles, write-down of raw sand inventory and an increase in the bad debt reserve, respectively. This amount was partially offset by a customer forfeiture of amounts prepaid for sand purchases totaling $10.7 million during the fourth quarter of fiscal 2016.  See the Intangible Assets discussion in Footnote (B) of the Notes to Consolidated Financial Statements for more information about the impairment and customer forfeiture of prepaid sand.

The fourth quarter of fiscal 2015 was favorably impacted by the settlement agreement with the IRS.  As a result of the settlement agreement, we recorded an income tax benefit of approximately $17 million, including state benefits.  The related interest of approximately $4.4 million was also recorded during the fourth quarter of fiscal 2015.  The fourth quarter of fiscal 2015 was adversely impacted by certain acquisition related expenses aimed at growing our construction products business and administrative costs related to the settlement of our lawsuit against the IRS.  The total impact of these expenses was approximately $4.1 million.